ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Assumptions utilized to calculate ECL (Detail)	12 Months Ended
Dec. 31, 2021 ARS ($)
Personal and Business Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	30.00%
Personal and Business Banking | Open Market | Monthly Economic Activity Estimator | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	143.00%
Personal and Business Banking | Open Market | Monthly Economic Activity Estimator | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	149.00%
Personal and Business Banking | Open Market | Monthly Economic Activity Estimator | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	137.00%
Personal and Business Banking | Open Market | Exchange Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	173.00%
Personal and Business Banking | Open Market | Exchange Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	165.00%
Personal and Business Banking | Open Market | Exchange Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	181.00%
Personal and Business Banking | Income Payroll | Inflation Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	45.90%
Personal and Business Banking | Income Payroll | Inflation Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	40.60%
Personal and Business Banking | Income Payroll | Inflation Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	51.50%
Personal and Business Banking | Income Payroll | Exchange Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	173.00%
Personal and Business Banking | Income Payroll | Exchange Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	165.00%
Personal and Business Banking | Income Payroll | Exchange Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	181.00%
Personal and Business Banking | Senior Citizens | Inflation Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	45.90%
Personal and Business Banking | Senior Citizens | Inflation Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	40.60%
Personal and Business Banking | Senior Citizens | Inflation Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	51.50%
Personal and Business Banking | Senior Citizens | Monthly Economic Activity Estimator | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Activity estimator	143
Personal and Business Banking | Senior Citizens | Monthly Economic Activity Estimator | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Activity estimator	149
Personal and Business Banking | Senior Citizens | Monthly Economic Activity Estimator | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Activity estimator	137
Corporate Banking | All | Monthly Economic Activity Estimator | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Activity estimator	35.2
Corporate Banking | All | Monthly Economic Activity Estimator | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Activity estimator	31.6
Corporate Banking | All | Monthly Economic Activity Estimator | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Activity estimator	38.7
Corporate Banking | All | Interest Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	46.00%
Corporate Banking | All | Interest Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	41.00%
Corporate Banking | All | Interest Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	51.00%
Consumer finance | IUD | Private Sector Wage | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	45.40%
Loss given default	45.40%
Consumer finance | IUD | Private Sector Wage | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	49.90%
Loss given default	49.90%
Consumer finance | IUD | Private Sector Wage | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	40.90%
Loss given default	40.90%
Consumer finance | IUD | Quantity of Private Sector Employment | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Default probability	$ 6,011,000
Consumer finance | IUD | Quantity of Private Sector Employment | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Default probability	6,016,000
Consumer finance | IUD | Quantity of Private Sector Employment | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Default probability	$ 6,005,000
Consumer finance | IUD Automobile Loans | Inflation Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	45.90%
Consumer finance | IUD Automobile Loans | Inflation Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	40.60%
Consumer finance | IUD Automobile Loans | Inflation Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	51.50%
Consumer finance | IUD Automobile Loans | Quantity of Private Sector Employment | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Default probability	$ 6,011,000
Consumer finance | IUD Automobile Loans | Quantity of Private Sector Employment | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Default probability	6,016,000
Consumer finance | IUD Automobile Loans | Quantity of Private Sector Employment | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Default probability	$ 6,005,000
Consumer finance | IUD Automobile Loans | Monthly Economic Activity Estimator | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Activity estimator	143
Consumer finance | IUD Automobile Loans | Monthly Economic Activity Estimator | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Activity estimator	149
Consumer finance | IUD Automobile Loans | Monthly Economic Activity Estimator | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Activity estimator	137
Consumer finance | IUD Automobile Loans | Exchange Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	173.00%
Consumer finance | IUD Automobile Loans | Exchange Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	165.00%
Consumer finance | IUD Automobile Loans | Exchange Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	181.00%
Supervielle Bank | All | Private Sector Wage | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	45.90%
Supervielle Bank | All | Private Sector Wage | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	40.60%
Supervielle Bank | All | Private Sector Wage | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	51.50%
Supervielle Bank | IUD | Monthly Economic Activity Estimator | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Activity estimator	143
Supervielle Bank | IUD | Monthly Economic Activity Estimator | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Activity estimator	149
Supervielle Bank | IUD | Monthly Economic Activity Estimator | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Activity estimator	137